Digital Assets	9 Months Ended
Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Digital Assets [Line Items]
DIGITAL ASSETS

NOTE 2 — DIGITAL ASSETS

As disclosed in Note 8 - Stockholders’ Equity, the Company received digital currency from the private placement of its common stock and series seed II preferred stock. The digital assets (Bitcoin, Ethereum, DAI and USDT) received amounted to $1,374,000 for the common stock. The digital currency transactions are summarized in the following table for the three and nine months ended September 30, 2021:

	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Beginning Balance	$53,000	$—
Additions	5,000	1,374,000
Interest earned	2,000	25,000
Noncash disposition	(54,000)	(1,263,000)
Unrealized losses	—	(130,000)
Ending Balance	$6,000	$6,000

The table below shows the details of the noncash disposition of the Company’s digital assets for the nine months ended September 30, 2021:

Deposit for bitcoin mining machines	$1,067,000
Payment for prepaid expenses	32,000
Payment for accrued expenses	69,000
Payment for expenses	95,000
Total noncash disposition	$1,263,000

During the period ended September 30, 2021, the Company has the following realized gain related to digital currency disposal:

	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Realized gain	$13,000	$36,000